Right-of-Use Assets and Leases - Schedule of Amounts Recognized in Consolidated Balance Sheets as Right-of-use Assets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book amount. Beginning balance	¥ 24,337
Additions	2,127
Depreciation	(945)
Government repurchase	(21,393)
Exchange difference	80
Net book amount, Ending balance	4,206	$ 582
Cost	8,316
Accumulated deprecation	(4,110)
Net Book value	4,206		¥ 4,206
Land use Rights
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book amount. Beginning balance	21,542
Depreciation	(149)
Government repurchase	(21,393)
Net Book value
Office Rent
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book amount. Beginning balance	2,795
Additions	2,127
Depreciation	(796)
Exchange difference	80
Net book amount, Ending balance	4,206
Cost	8,316
Accumulated deprecation	(4,110)
Net Book value	¥ 4,206